May 6, 2016

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Variable Contracts, Inc. (the "Fund") File Nos. 002-35570, 811-01944

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#105) was filed electronically with the Securities and Exchange Commission on April 29, 2016 (Accession # 0000012601-16-000373).

If you have any questions regarding this filing, please call me at 515-247-5461 or Jennifer Block at 515-235-9154 or Britney Schnathorst at 515-235-1209.

Very truly yours,

/s/ Clint Woods

Clint Woods
Vice President and Counsel
Principal Funds, Inc.